Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Loans, including fees	$ 7,203	$ 7,928
Investments
Taxable	484	540
Tax-exempt	151	154
Interest on mortgage-backed securities	481	621
Total interest income	8,319	9,243
Interest expense:
Deposits (Note 7)	826	1,034
Borrowings	324	620
Total interest expense	1,150	1,654
Net Interest Income - Before provision for loan losses	7,169	7,589
Provision for Loan Losses (Note 3)	637	1,367
Net Interest Income after provision for loan losses	6,532	6,222
Other Income
Service charges and other fees	857	760
Net gain on sale of investments		47
Net gain on sale of loans	235	587
Net gain (loss) on sale of real estate owned and other repossessed assets	3	(83)
Loan servicing fees	350	656
Insurance and brokerage commissions	126	149
Other	194	160
Total other income	1,765	2,276
Operating Expenses
Compensation and employee benefits (Note 12)	4,654	4,913
FDIC Insurance Premiums	184	189
Amortization of intangible assets	119	177
Advertising	130	156
Occupancy and equipment	911	959
Data processing service bureau	301	306
Professional fees	510	424
Collection activity	153	206
Real estate owned & other repossessed assets	245	409
Other	1,035	973
Total operating expenses	8,242	8,712
Income (Loss) - before income tax expense	55	(214)
Income tax expense (Note 9)
Net income (loss)	55	(214)
Other Comprehensive Income (Loss):
Unrealized (loss) gain on investment securities - available for sale securities - net of tax	(907)	110
Reclassification adjustment for gains realized in earnings - net of tax		(31)
Comprehensive Loss	$ (852)	$ (135)
Net income (loss) per share
Basic	$ 0.02	$ (0.07)
Diluted	$ 0.02	$ (0.07)
Dividends per common share	$ 0.02